The Company and Summary of Significant Accounting Policies (Details) - Schedule of Intangible Assets - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 8,468	$ 8,468	$ 8,447
Accumulated Amortization	(4,259)	(2,190)	(92)
Net Carrying Amount	4,209	6,278
Developed technology [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	5,726	5,726	5,726
Accumulated Amortization	(2,908)	(1,491)	(60)
Net Carrying Amount	2,818	4,235
Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	2,556	2,556	2,556
Accumulated Amortization	(1,298)	(666)	(27)
Net Carrying Amount	1,258	1,890
Other [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	186	186	165
Accumulated Amortization	(53)	(33)	$ (5)
Net Carrying Amount	$ 133	$ 153